Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Contractual Obligations From Significant Commitments
The table below presents a summary of the contractual obligations of the Company resulting from significant commitments (in thousands):

	December 31, 2013	December 31, 2012

Commitments to extend credit:
Home equity lines	$174,417	$156,274
Commercial real estate	42,209	33,869
Other commitments	201,065	171,670
Standby letters of credit	14,122	16,743
Commercial letters of credit	1,555	425